EXHIBIT 99.3

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-19	15-Apr-19	15-May-19
To	30-Apr-19	15-May-19
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$29,868,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,671,626.16
Series Nominal Liquidation Amount	970,835,626.16

Required Participation Amount	$970,835,626.16
Excess Receivables	$144,596,883.80

Total Collateral	1,115,432,509.97

Collateral as Percent of Notes	146.77%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,314,927,828.27
Total Principal Collections	($2,023,435,947.66)
Investment in New Receivables	$1,665,953,145.45
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,463,997.03)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($716,596,511.24)
Less Servicing Adjustment	($2,183,031.10)

Ending Balance	$5,203,201,486.69

SAP for Next Period	21.44%

Average Receivable Balance	$5,383,040,683.42
Monthly Payment Rate	37.59%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,330,264.09
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,330,264.09

Series Allocation Percentage at Month-End	21.44%
Floating Allocation Percentage at Month-End	81.05%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	2.472630%
Applicable Margin	0.430000%

	2.902630%

	Actual	Per $1000
Interest	1,838,332.33	2.42
Principal	—	—

		2.42
Total Due Investors	1,838,332.33
Servicing Fee	806,803.33

Excess Cash Flow	1,755,868.63

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.44%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	18.10%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.